UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska, 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska, 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:1/31/11

Item 1.  Reports to Stockholders.

Annual Report

January 31, 2011

Distributed by Northern Lights Distributors, LLC

FINRA Member

Palantir Fund

SHAREHOLDER LETTER (Unaudited)

January 31, 2011

Dear Shareholders:

We present you with the Palantir Fund Annual Report.

Due to the Funds limited assets on February 16, 2011 a sticker was filed to liquidate and close the Palantir Fund.   All positions were liquidated and the Fund was closed as of February 25, 2011.

Sincerely,

W. Clifford McNary, Jr.

Managing Director

  0616-NLD-3/31/2011

Palantir Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2011

The Fund's performance figures* for the year ending January 31, 2011, compared to its benchmarks:

	One Year	Inception ** - January 31, 2011
Palantir Fund	-9.30%	-3.69%
S&P 500 Total Return ***	22.19%	-1.36%
Lipper Long/Short Index ****	10.56%	-3.72%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.

** Inception date is April 17, 2007

*** The S&P 500 Index is an unmanaged composite of 500-large capitalization companies.  This Index is widely used by professional investors as a performance benchmark for Large-Cap stocks.  You cannot invest directly in an Index.

**** The Lipper Long Short Index is an index of other mutual funds with a Long/Short investment strategy.  This Index is widely used by professional investors as a peer performance benchmark for Long/Short strategies.  You cannot invest directly in this Index.

Top Holdings By Category	% of Net Assets
International	30.9%
Options	7.7%
Industrials	7.1%
Natural Gas	5.5%
Other, Cash & Cash Equivalents	48.8%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detail analysis of the Fund's Holdings.

Palantir Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011

	Shares		Value
		EXCHANGE TRADED FUNDS - 43.5%
		INDUSTRIAL - 7.1%
	1,500	Industrial Select Sector SPDR Fund	$ 54,360

		INTERNATIONAL - 30.9%
	4,000	iShares MSCI Belgium Investable Market Index Fund	53,640
	1,000	Market Vectors Brazil Small-Cap ETF	52,160
	3,000	Market Vectors India Small-Cap Index ETF **	50,610
	1,500	Market Vectors Vietnam ETF	43,500
	1,500	WisdomTree India Earnings Fund	34,755
			234,665

		NATURAL GAS - 5.5%
	2,000	First Trust ISE-Revere Natural Gas Index Fund	41,700
		TOTAL EXCHANGE TRADED FUNDS ( Cost - $331,878)	330,725

	Contracts	OPTIONS - 7.7%
	10	SPDR Gold Shares Jun $165 Put **	35,000
	75	iShares Russell 2000 Index Fund Mar $79 Put **	23,550
		TOTAL OPTIONS ( Cost - $59,196)	58,550

		SHORT-TERM INVESTMENTS - 131.6%
	Par Value	US TREASURY OBLIGATIONS - 131.6%
	1,000,000	United States Treasury Bill 0.08% 04/07/11*	999,856
		TOTAL SHORT-TERM INVESTMENTS ( Cost - $999,856)

		TOTAL INVESTMENTS - 182.8% ( Cost - $1,390,930) (a)	$ 1,389,131
		OTHER LIABILITIES LESS ASSETS - 82.8%	(629,304)
		NET ASSETS - 100.0%	$ 759,827

See accompanying notes to financial statements.

Palantir Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011

	Shares	SECURITIES SOLD SHORT (43.8%)	Value
	1,000	iShares MSCI Emerging Markets Index Fund	$ 45,810
	2,200	iShares Russell 2000 Index Fund	171,490
	1,100	Retail Holders Trust	115,819
		TOTAL SECURITIES SOLD SHORT (Proceeds $335,606) (a)	$ 333,119

*	All of this security is held as collateral for securities sold short.
**	Non-income producing security.
(a)	Represents cost for financial reporting purposes. The cost for federal income tax purposes (including
	securities sold short) is $1,064,755 and differs from market value by net unrealized appreciation
	(depreciation) of securities as follows:
		Unrealized appreciation	$ 12,674
		Unrealized depreciation	(21,417)
		Net unrealized depreciation	$ (8,743)

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2011

ASSETS
Investment in securities
At cost	$ 1,390,930
At value	1,389,131
Receivable for securities sold	22,917
Interest receivable	14
Prepaid expenses and other assets	15,515
TOTAL ASSETS	1,427,577

LIABILITIES
Securities sold short, at value (Proceeds $335,606)	333,119
Cash overdraft	187,907
Cash due to broker	26,260
Payable for investments purchased	65,484
Investment advisory fees payable	5,133
Fees payable to other affiliates	7,957
Distribution (12b-1) fees payable	583
Dividends payable on securities sold short	121
Accrued expenses and other liabilities	41,186
TOTAL LIABILITIES	667,750
NET ASSETS	$ 759,827

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 9,410,206
Accumulated net investment loss	(7,469)
Accumulated net realized loss from investments, short sales,
options and foreign currency transactions	(8,643,598)
Net unrealized appreciation of investments, short sales,
and options	688
NET ASSETS	$ 759,827

Shares of beneficial interest outstanding	92,782

Net asset value, offering and redemption price per share	$ 8.19

See accompanying notes to financial statements.

Palantir Fund
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2011

INVESTMENT INCOME
Dividends (Net of $16,612 of foreign taxes withheld)	$ 269,121
Interest	5,213
TOTAL INVESTMENT INCOME	274,334

EXPENSES
Investment advisory fees	342,424
Dividends on securities sold short	329,209
Interest expense	255,313
Distribution (12b-1) fees	77,824
Administrative services fees	44,168
Accounting services fees	32,222
Registration fees	31,620
Transfer agent fees	24,616
Custodian fees	23,761
Professional fees	23,336
Compliance officer fees	12,263
Printing and postage expenses	10,477
Trustees' fees and expenses	5,499
Insurance expense	1,854
Other expenses	2,710
TOTAL EXPENSES	1,217,296

NET INVESTMENT LOSS	(942,962)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SECURITIES SOLD
SHORT AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on transactions from:
Investments	(461,674)
Securities sold short	(810,273)
Foreign currency transactions	(90,330)
Net realized loss	(1,362,277)

Distributions of capital gains from underlying investment companies	2,482

Net change in unrealized appreciation (depreciation) on:
Investments	(2,178,410)
Securities sold short	(304,468)
Foreign currency translations	(1,274)
Net change in unrealized appreciation (depreciation)	(2,484,152)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,	(3,843,947)
SECURITIES SOLD SHORT AND FOREIGN CURRENCY TRANSACTIONS

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (4,786,909)

See accompanying notes to financial statements.

Palantir Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	January 31, 2011	January 31, 2010
FROM OPERATIONS
Net investment loss	$ (942,962)	$ (412,734)
Net realized loss from investment, securities sold short and
foreign currency transactions	(1,362,277)	(1,860,539)
Distributions of capital gains
from underlying investment companies	2,482	4,979
Net change in unrealized appreciation / (depreciation) on
investments, securities sold short and foreign currency translations	(2,484,152)	6,622,518
Net increase / (decrease) in net assets resulting from operations	(4,786,909)	4,354,224

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(885,569)	(75,822)
Net decrease in net assets from distributions to shareholders	(885,569)	(75,822)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	19,637,905	11,026,670
Reinvestment of distributions to shareholders	815,166	73,916
Payments for shares redeemed	(47,977,853)	(13,249,883)
Net decrease in net assets from shares of beneficial interest	(27,524,782)	(2,149,297)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(33,197,260)	2,129,105

NET ASSETS
Beginning of Year	33,957,087	31,827,982
End of Year*	$ 759,827	$ 33,957,087
* Includes undistributed net investment income (loss) of:	$ (7,469)	$ 130,517

SHARE ACTIVITY
Shares Sold	2,097,438	1,202,820
Shares Reinvested	100,514	7,948
Shares Redeemed	(5,777,403)	(1,453,973)
Net decrease in shares of beneficial interest outstanding	(3,579,451)	(243,205)

See accompanying notes to financial statements.

Palantir Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the Year	For the Year	For the Year		For the Period
	Ended	Ended	Ended		Ended
	January 31, 2011	January 31, 2010	January 31, 2009		January 31, 2008 (1)

Net asset value, beginning of period	$ 9.25	$ 8.13	$ 9.71		$ 10.00

Activity from investment operations:
Net investment income/(loss) (2)	(0.28)	(0.10)	0.15		0.07
Net realized and unrealized gain/(loss) on investments	(0.58)	1.24	(1.64)		(0.18)
Total from investment operations	(0.86)	1.14	(1.49)		(0.11)
Less distributions from:
Net investment income	(0.20)	(0.02)	(0.09)		(0.06)
Net realized gains	-	-	-		(0.12)
Total distributions	(0.20)	(0.02)	(0.09)		(0.18)

Net asset value, end of period	$ 8.19	$ 9.25	$ 8.13		$ 9.71

Total return (3)	-9.30%	14.03%	-15.27%		-1.18%	(4)

Net assets, end of year (000s)	$ 760	$ 33,957	$ 31,828		$ 26,007

Ratio of gross expenses to average net assets (5)	3.91%	3.07%	2.40%	(6)	2.53%	(7)

Ratio of gross expenses to average net assets
excluding dividends from securities sold short and interest expense (5)	2.03%	1.91%	2.02%	(6)	2.32%	(7)

Ratio of net expenses to average net assets (5)	3.91%	3.07%	2.40%	(6)	2.46%	(7)

Ratio of net expenses to average net assets excluding
dividends from securities sold short, interest expense and fee recapture (5)	2.03%	1.91%	2.02%	(6)	2.25%	(7)

Ratio of net expenses to average net assets excluding
dividends from securities sold short, interest expense and before recapture of fees (5)	2.03%	1.91%	1.97%		2.25%	(7)

Ratio of net investment income/(loss) to average net assets (5)	-3.03%	-1.14%	1.64%	(6)	0.87%	(7)

Portfolio Turnover Rate	385%	656%	405%		169%	(4)

(1) The Palantir Fund commenced operations on April 17, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assume reinvestment of all dividends and distributions, if any.
(4) Not Annualized.
(5)	The ratios shown do not include the Fund's proportionate share of the expenses of the underlying investment funds in which the Fund invests.
(6)	The ratios shown reflects recapture of prior period expense reimbursement by the advisor.
(7) Annualized.

See accompanying notes to financial statements.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2011

1.

ORGANIZATION

The Palantir Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks to provide long-term capital appreciation. A secondary objective of the Fund is to protect capital during unfavorable market conditions.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the last reported bid price on the valuation date.   Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Fair valuing of securities with the assistance of a pricing service is determined by using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s investments measured at fair value:

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 330,725	-	-	$ 330,725
Options	58,550	-	-	58,550
Short-Term Investments		$ 999,856	-	999,856
Total Assets	$ 389,275	$ 999,856	-	$ 1,389,131
Liabilities
Common Stocks, Sold Short	$ 333,119	-	-	$ 333,119
Total Liabilities	$ 333,119	-	-	$ 333,119

The Fund did not hold any Level 3 securities during the year.

There were no significant transfers into and out of Level 1 and 2 during the current period presented.

* Refer to the Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Dividend income and distributions from Master Limited Partnerships (“MLPs”) are recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Foreign currency transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Dividends and distributions to shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and paid annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Fund’s 2011 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the year ended January 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments, amounted to $67,136,277 and $97,272,465 respectively.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

In accordance with the terms of its brokerage agreements, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. For the year ended January 31, 2011, the Fund had net charges of $255,313 on borrowed securities. Such amounts are included as Interest expense on the Statement of Operations.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

Options Transactions – The Fund is subject to equity price risk in the normal coarse of pursuing its investment objective and may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The Fund may write (sell) covered call options and purchase call and put options.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.  During the year the Fund purchased 82,835 options contacts.  As of January 31, 2011, the Fund had $58,550 in open long options. For the year ended January 31, 2011, the Fund had losses of $3,504,976, which is included in the net realized loss from investments in the Statement of Operations.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by of the Board, which is responsible for the overall management of the Fund.  Effective December 13, 2010, the Funds Board approved Fusion Investment Group, LLC to serve as the Fund’s investment advisor (the “Advisor”).  Prior to this date, Palantir Capital Management, Ltd. served as the Fund’s investment advisor.  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisors, under the oversight of the Board, directed the daily investment operations of the Fund and supervised the performance of administrative and professional services provided by others.  As compensation for their services and the related expenses borne by the Advisors, the Fund paid the Advisors an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of the Fund’s average daily net assets.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

Pursuant to a written contract (the “Waiver Agreement”), the Advisors agreed, until May 31, 2011, to waive the investment advisory fee and reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front end load or contingent deferred loads, taxes, leverage interest,  brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund may invest, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.25% per annum of the Fund’s average daily net assets.  During the year ended January 31, 2011, the Advisors did not waive any fees.

If the Advisors waive any fees or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.25% of average daily net assets, the Advisors will be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.25% of average daily net assets. If Fund Operating Expenses subsequently exceed 2.25% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisors may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of January 31, 2011 there were no fee waivers subject to recapture by the Advisors.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee and or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to Northern Lights Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $30,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected were $2,923 for the year ended January 31, 2011.  The Custodian fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended January 31, 2011, the Fund incurred expenses of $12,263 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance officer fees” on the Statement of Operations in this Shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended January 31, 2011, GemCom collected amounts totaling $10,045 for EDGAR and printing services performed.  Such fees are included

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

in the line item marked “Printing and postage expenses” on the Statement of Operations in this Shareholder report.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

As of January 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales and mark-to-market adjustments on Section 1256 contracts.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the unamortized portion of organizational expenses for tax purposes of $7,469.

At January 31, 2011, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards will expire on the dates indicated below:

Permanent book and tax differences, primarily attributable to net operating losses; prior year distribution in excess; and tax adjustments related foreign currency losses, grantor trusts, passive foreign investment companies, royalty trusts, partnerships and real estate investment trusts, resulted in reclassification for the year ended January 31, 2011 as follows: a decrease in paid in capital of $342,160; a decrease in accumulated net investment loss of $1,690,545 and a increase in accumulated net realized loss from investments, securities sold short, options and foreign currency transactions of $1,348,385.

Palantir Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

6. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

7.    SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Effective February 16, 2011, the Fund ceased offering new shares of the Fund, and liquidated the Fund at the close of business on February 25, 2011.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Palantir Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Palantir Fund (the “Fund”), a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of January 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for the period April 17, 2007 (commencement of operations) through January 31, 2008.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2011 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Palantir Fund as of January 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the three-year period then ended and for the period April 17, 2007  through

        BBD, LLP

Philadelphia, Pennsylvania

April 1, 2011

Palantir Fund

EXPENSE EXAMPLES (Unaudited)

January 31, 2011

As a shareholder of the Palantir Fund, you may incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Palantir Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 through January 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Palantir Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expense Paid During Period 8/1/10 - 1/31/11 *
Actual	$1,000.00	$927.10	$20.74
Hypothetical (5% return before expenses)	$1,000.00	$1,003.68	$21.57

*Expenses are equal to the Fund’s annualized expense ratio including dividends on short sales of 4.27% multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Palantir Fund

TRUSTEES AND OFFICERS (Unaudited)

January 31, 2011

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan (66) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company)(1966-2005) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	76
Anthony J. Hertl (60) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May 2010); Greenwich Advisors Trust and Global Real Estate Fund	76
Gary W. Lanzen (57) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company)(2002-2006). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	76
Mark H. Taylor (47) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member, Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	76
Interested Trustees and Officers
Michael Miola** (58) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC. (since 2003) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Constellation Trust Co.	76

Palantir Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

January 31, 2011

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (41)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Kevin E. Wolf (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004). Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

Other Directorships: N/A

N/A

James P. Ash (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).

Other Directorships: N/A

N/A

James Colantino (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2006

Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

Other Directorships: N/A

N/A

Erik Naviloff (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2009

Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.

Other Directorships: N/A

N/A

Palantir Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

January 31, 2011

Richard Gleason (33)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Manager of Fund Administration, Gemini Fund Services, LLC (since 2008);

Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).

Other Directorships: N/A

N/A

Dawn Borelli (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).

Other Directorships: N/A

N/A

Lynn Bowley (52)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC .

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-97-PALIX.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-97-PALIX or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-97-PALIX.

INVESTMENT ADVISOR

Fusion Investment Group, LLC

1001 Corporate Drive, Suite 225 Canonsburg

Pennsylvania, PA 15317

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

(a)(2)

Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees
2011 - $ 14,500

2010 - $ 14,000

2009 - $ 13,500

(b)

Audit-Related Fees
2011 - None

2010 - None

2009 - None

(c)

Tax Fees
2011 - $ 2,000

2010 - $ 2,000

2009 - $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees
             2011 - None

2010 - None

2009 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

2010

2009

Audit-Related Fees:

0.00%

0.00%

0.00%

Tax Fees:

0.00%

0.00%

0.00%

All Other Fees:

0.00%

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $ 2,000
2010 - $ 2,000

2009 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/8/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/8/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/8/11